INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes Tables Abstract
Effective tax rate
In Thousands of US Dollars
Description	2018	2017	2016
Net loss for the year, before income taxes	$(10,594)	$(13,429)	$(13,110)
Net loss attributable to the Bahamas	(10,416)	(13,305)	(12,978)
Net loss attributable the United States	(178)	(124)	(132)
Domestic tax rate applicable to the Corporation	21%	35%	35%
Income taxes at domestic tax statutory rate	(62)	(43)	(46)
Change in valuation allowance	62	43	46
Deferred tax provision (recovery)	$-	$-	$-

Unrecognized deferred tax assets

In Thousands of US Dollars
Description	2018	2017	2016
Tax loss carry forward	$1,558	$4,179	$4,130
Patents capitalized and amortized for tax purposes	4	10	16
Unrecognized deferred tax assets	$1,568	$4,189	$4,146

Net operating loss carryforwards for origination and expiration

In Thousands of US Dollars
Year Originated	Year of Expiration	Amount	Year Originated	Year of Expiration	Amount
1999	2019	1,078	2009	2029	86
2000	2020	813	2010	2030	541
2001	2021	664	2011	2031	480
2002	2022	522	2012	2032	177
2003	2023	564	2013	2033	121
2004	2024	353	2014	2034	70
2005	2025	264	2015	2035	127
2006	2026	355	2016	2036	147
2007	2027	.373	2017	2037	140
2008	2028	351	2018	2038	194

		Total			$7,420